Interest and similar expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Credit institutions deposits	R$ 9,828,381	R$ 6,736,736	R$ 4,712,388
Customer deposits	48,543,885	38,508,954	13,187,967
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	4,998,766	6,951,908	4,536,849
Debt Instruments Eligible to Compose Capital (note 19)	1,925,772	863,394	902,398
Pension Plans (note 21)	189,139	176,224	237,024
Other interest (1)	15,912,730	14,484,725	3,092,216
Total	R$ 81,398,673	R$ 67,721,941	R$ 26,668,842